Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (10,273)	$ (16,955)	$ (7,228)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	361	237	203
Exercise of warrants			204
Share based compensation	4,879	6,630	3,896
Revaluation of financial liabilities accounted at fair value	(2,592)	2,313	689
Changes of financial liabilities - IPO non-cash expenses		219
Change in connection to loan from the Israeli Innovation Authority		(180)
Financial expenses	(459)	92	12
Changes in operating assets and liability
Decrease (increase) in other current assets	29	(468)	10
Increase (decrease) in trade accounts payables	71	87	(70)
Increase in other accounts payable	604	148	408
Net cash used in operating activities	(7,380)	(7,877)	(1,876)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of property, plant, and equipment	(304)	(176)	(23)
Payment of deposit	55	(70)	(3)
Change of deposit	(7,000)
Net cash used in investing activities	(7,249)	(246)	(26)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal paid on lease liabilities	(399)	(199)	(176)
Receipt of simple agreements for future equity (SAFE) and convertible loan		7,208	2,157
Receipt of IPO funds		14,658
Receipt of warrants exercise funds, net from fees		8,721
Loan from the Israeli Innovation Authority		34	308
Net cash provided by (used in) financing activities	(399)	30,422	2,289
Net increase (decrease) in cash and cash equivalents	(15,028)	22,299	387
Cash and cash equivalents at the beginning of the period	23,749	496	96
Effects of exchange rate changes on cash and cash equivalents	(1,938)	954	13
Cash and cash equivalents at the end of the period	6,783	23,749	496
Conversion of convertible loans to equity		10,041
Tradable warrants at the IPO date		(4,373)
Tradable warrants financial liability at the IPO date		(234)
Share based compensation – underwriters fees at the IPO date		198
Warrants exercise to equity – financial liability		656
Warrants exercise – allocation from liability to equity		2,070
Total non cash transactions		8,358
Interest paid	$ 37	$ 6	$ 45